Supplement dated December 12, 2012, to the Wilmington Funds (the “Funds” or the “Trust”) Prospectus dated August 31, 2012 (the “Prospectus”)

Effective December 13, 2012, the strategy and portfolio management team of the Wilmington Large-Cap Value Fund will change. Accordingly, NWQ Investment Management Company LLC will cease to serve as sub-advisor to the Fund. The information in the Prospectus with respect to the Wilmington Large-Cap Value Fund will be amended, supplemented or replaced as follows:

(a) The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 4-5 and 83 of the Prospectus.

The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large-cap U.S. and foreign companies. Equity securities include common and preferred stocks as well as convertible securities. “Large-cap companies” are defined as companies with market capitalizations similar to companies in the Russell 1000 Index or the S&P 500 Index. As of September 30, 2012, the market capitalizations of companies in the Russell 1000 Index ranged from $251 million to $625.3 billion, and the market capitalizations of companies in the S&P 500 Index ranged from $1.8 billion to $625.3 billion.

The Advisor focuses on large-cap companies that have consistently increased their dividends over certain time periods and that demonstrate stable, growing earnings and consistent generation of free cash flow. The Advisor also considers fundamental factors such as industry prospects, market and economic conditions, competitive position, financial leverage and other financial metrics. The Advisor’s strategy is a “value” style of investing, in that the Advisor seeks to identify companies that are undervalued relative to their prospects for growth based on the attributes in the two preceding sentences.

The Advisor will determine a company’s status as a “large-cap company” at the time of initial investment, and the Fund will not be required to sell a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of either index. The capitalization ranges of the indexes are subject to frequent change, and the indexes are re-balanced and reconstituted periodically. Thus, the companies in the indexes and the applicable range of market capitalizations defining large-cap companies at time of purchase will likely differ from those at September 30, 2012.

(b) The following amends and replaces in its entirety the existing “Portfolio Manager” information under the section entitled “Management of the Fund” on page 6 of the Prospectus.

Investment Advisor

Wilmington Funds Management Corporation

Portfolio Managers	Title	Service Date
Andrew H. Hopkins, CFA, CPA	Vice President	2012
Rafael E. Tamargo	Vice President	2012
Thomas P. Neale, CFA	Vice President	2012
Edward Forrester, II, CFA	Assistant Vice President	2012

(c) The following amends and supplements the existing “Portfolio Manager Responsibilities” information on page 113 of the Prospectus.

Large-Cap Value Fund – Andrew H. Hopkins, CFA, CPA, Rafael E. Tamargo, Thomas P. Neale, CFA, and Edward Forrester, III, CFA jointly manage the Large-Cap Value Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

(d) Effective December 13, 2012, the information in the Prospectus related to NWQ Investment Management Company LLC is hereby deleted.

(e) The following amends the portfolio manager biographies on page 119 of the Prospectus under section entitled “Who Manages the Funds,” under “Portfolio Manager Biographies” for the Fund:

Thomas P. Neale, CFA, is a Vice President and Portfolio Manager/Research Analyst. Mr. Neale has more than three decades of experience in institutional portfolio management and research. Mr. Neale currently serves as the lead portfolio manager for the Dividend Growth Strategy and the Enhanced Dividend Income Strategy. Prior to joining Wilmington Trust in 1986, he served as Director of Research with NS&T Bank in Washington, D.C. Mr. Neale holds an MBA in Finance from George Mason University.

(f) Effective December 13, 2012, the information in the Prospectus related to Jon D. Bosse and Kevin A. Hunter is hereby deleted.

SP-WT-PRO-001-122

Please keep this Supplement for future reference

Supplement dated December 12, 2012, to the Wilmington Funds (the “Funds” or the “Trust”) Statement of Additional Information dated August 31, 2012 (the “SAI”)

Effective December 13, 2012, the strategy and portfolio management team of the Wilmington Large-Cap Value Fund will change. Accordingly, NWQ Investment Management Company LLC will cease to serve as sub-advisor to the Fund. The information in the SAI with respect to the Wilmington Large-Cap Value Fund will be amended, supplemented or replaced as follows:

(a) Effective December 13, 2012, the following amends and supplements certain information on pages 94 to 96 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?” and the subsection entitled “Portfolio Managers.”

Andrew H. Hopkins, CFA, CPA

Other Accounts Managed as of September 30, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	1,118	$1,635
Other Accounts:	6	$481

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Strategy Fund:	None.

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Growth Fund:	None.

Dollar value range of shares owned as of September 30 2012, in the Large-Cap Value Fund:	None

Dollar value range of shares owned as of September 30, 2012, in the Small-Cap Strategy Fund:	None.

Dollar value range of shares owned as of September 30, 2012, in the Small-Cap Growth Fund:	None.

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

Rafael E. Tamargo

Other Accounts Managed as of September 30, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$64
Other Accounts:	1,119	$1,675

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Growth Fund:	None

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Value Fund:	$10,001—$50,000

Dollar value range of shares owned as of September 30, 2012, in the Small-Cap Growth Fund:	$1—$10,000

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

Thomas P. Neale, CFA

Other Accounts Managed as of September 30, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	1	$62
Other Accounts:	872	$699

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as September 30 2012, in the Large-Cap Value Fund:	$50,001—$100,000

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

Edward S. Forrester III, CFA

Other Accounts Managed as of September 30, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	5	$420
Other Accounts:	118	$78

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Strategy Fund:	None.

Dollar value range of shares owned as of September 30, 2012, in the Large-Cap Growth Fund:	None.

Dollar value range of shares owned as of September 30 2012, in the Large-Cap Value Fund:	None

Dollar value range of shares owned as of September 30, 2012, in the Small-Cap Strategy Fund:	$1—$10,000

Dollar value range of shares owned as of September 30, 2012, in the Small-Cap Growth Fund:	$1—$10,000

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

(b) Effective December 13, 2012, the information in the SAI related to NWQ Investment Management Company LLC is hereby deleted.

(c) Effective December 13, 2012, the information in the SAI related to Jon D. Bosse and Kevin A. Hunter is hereby deleted.

WT-SAI-001-1212

Please keep this Supplement for future reference